State Street SPDR Dow Jones Global Real Estate ETF Expense Example - State Street SPDR Dow Jones Global Real Estate ETF - State Street SPDR Dow Jones Global Real Estate ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628